UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2010
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  700 Seventeenth Street Suite 2350
          ----------------------------------------------------------------------
          Denver, CO 80202
          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               5-3-2010
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          125
                                         -----------

Form 13F Information Table Value Total:  $   163,268
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Vanguard Short-term Bond Index   COMMON STOCK     921937827          9,164,656     114,558         SOLE          SOLE        SOLE
Vanguard Total Bond Index Fund   COMMON STOCK     921937835          7,343,205      92,717         SOLE          SOLE        SOLE
Russell Large Blend              COMMON STOCK                        7,181,619     111,136         SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK     88606108           6,171,307      76,834         SOLE          SOLE        SOLE
Vanguard Intermediate Bond Fun   COMMON STOCK     921937819          5,211,517      64,917         SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK     458140100          5,125,117     229,929         SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK     594918104          4,849,893     165,596         SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK     91927806           4,666,229      69,666         SOLE          SOLE        SOLE
United Technologies              COMMON STOCK     913017109          4,346,082      59,042         SOLE          SOLE        SOLE
IBM                              COMMON STOCK     459200101          4,182,361      32,611         SOLE          SOLE        SOLE
Emerging Markets                 COMMON STOCK                        3,965,286      94,137         SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                        3,857,417      57,815         SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK     785688102          3,758,176      82,380         SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                        3,595,232      68,927         SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK     2824100            3,546,154      67,315         SOLE          SOLE        SOLE
Chubb Corporation                COMMON STOCK     171232101          3,512,215      67,738         SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK     478160104          3,468,966      53,205         SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK     191216100          3,317,050      60,310         SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                        3,229,904      53,769         SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK     30975106           3,227,562      80,528         SOLE          SOLE        SOLE
Home Depot                       COMMON STOCK     437076102          3,103,659      95,940         SOLE          SOLE        SOLE
E. I. Du Pont De Nemours         COMMON STOCK     263534109          2,925,239      78,551         SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                        2,543,863      23,422         SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK     742718109          2,095,692      33,123         SOLE          SOLE        SOLE
Enerplus Res FD                  COMMON STOCK                        2,029,007      85,576         SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                        1,599,461      28,572         SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK     32511107           1,572,036      21,585         SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK     166741100          1,562,022      20,599         SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                        1,496,309      32,742         SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                        1,366,190      13,460         SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                        1,238,072      11,916         SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK     428236103000       1,223,513      23,020         SOLE          SOLE        SOLE
Ishares Intermediate Corp        COMMON STOCK     464287242          1,185,576      11,209         SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                        1,107,992      32,181         SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                        1,103,882      19,854         SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK     58933107           1,056,781      28,294         SOLE          SOLE        SOLE
3M Company                       COMMON STOCK     604059105          1,043,204      12,483         SOLE          SOLE        SOLE
Auto Data Processing             COMMON STOCK     53015103             992,837      22,326         SOLE          SOLE        SOLE
BP PLC                           COMMON STOCK     55622104             979,778      17,168         SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                          939,542      44,318         SOLE          SOLE        SOLE
Sanofi-Aventis SA                COMMON STOCK                          928,209      24,845         SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                          918,338      13,346         SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK     291011104            885,028      17,581         SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK     17275R102            863,884      33,188         SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                          855,631      12,185         SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK     110122108            834,255      31,245         SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK     293562104            832,742       8,960         SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK     268648102            820,928      45,506         SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                          817,966      12,127         SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                          809,744      14,231         SOLE          SOLE        SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                          807,206      13,546         SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK     872540109            771,537      14,668         SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                          714,760      27,661         SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                          713,111      34,752         SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK     92343V104            706,046      22,761         SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                          698,087      26,974         SOLE          SOLE        SOLE
Franklin Resources Inc.          COMMON STOCK     354613101            675,936       6,095         SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                          661,868       7,195         SOLE          SOLE        SOLE
FPL Group                        COMMON STOCK                          638,923      13,220         SOLE          SOLE        SOLE
Caterpillar Inc.                 COMMON STOCK     149123101            632,397      10,062         SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                          625,287       5,735         SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK     997134101            609,598       9,214         SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK     949746101            608,987      19,569         SOLE          SOLE        SOLE
Ishares Short Credit Bond        COMMON STOCK     464288646            608,714       5,820         SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                          597,949      10,450         SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK     464288661            550,119       4,948         SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                          548,631      14,860         SOLE          SOLE        SOLE
Kraft Foods Inc                  COMMON STOCK                          547,919      18,119         SOLE          SOLE        SOLE
Transcanada Corp                 COMMON STOCK     89353D107            524,602      14,271         SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK     729251108            509,371      13,091         SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                          506,148       8,288         SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK     98956P102            501,898       8,478         SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                          500,083      11,576         SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK     370334104            498,928       7,048         SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK     423074103            493,044      10,810         SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK     585055106            480,290      10,666         SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK     842587107            476,277      14,363         SOLE          SOLE        SOLE
General Electric                 COMMON STOCK     369604103            471,125      25,886         SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK     464287614            460,017       8,855         SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                          429,738       6,700         SOLE          SOLE        SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                          419,890       7,257         SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK     264399106            406,254      24,893         SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                          390,512      16,753         SOLE          SOLE        SOLE
Noble Corporation                COMMON STOCK                          390,390       9,335         SOLE          SOLE        SOLE
Vanguard Div Apprciation         COMMON STOCK     921908844            388,022       7,946         SOLE          SOLE        SOLE
Water Resources ETF              COMMON STOCK                          382,850      21,965         SOLE          SOLE        SOLE
AllianceBernstein Holding LP     COMMON STOCK     18548107             379,571      12,380         SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                          379,293       6,260         SOLE          SOLE        SOLE
Vanguard Int'l Ex-US Equity      COMMON STOCK     922042775            378,961       8,527         SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                          375,755       8,315         SOLE          SOLE        SOLE
Streettracks Gold TRUST          COMMON STOCK                          370,975       3,405         SOLE          SOLE        SOLE
Sysco Corp.                      COMMON STOCK     871829107            370,874      12,572         SOLE          SOLE        SOLE
Devon Energy Corp New            COMMON STOCK                          362,419       5,625         SOLE          SOLE        SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                          343,662       3,779         SOLE          SOLE        SOLE
XTO Energy Inc                   COMMON STOCK                          342,291       7,255         SOLE          SOLE        SOLE
Nike Inc. Cl B                   COMMON STOCK     654106103            339,129       4,614         SOLE          SOLE        SOLE
Apple Computer Inc               COMMON STOCK                          339,105       1,443         SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK     717081103            332,984      19,416         SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                          313,364       7,130         SOLE          SOLE        SOLE
WP Carey & Co LLC                COMMON STOCK                          309,460      10,533         SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                          306,720       8,000         SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                          303,313       8,942         SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK     464287655            302,874       4,467         SOLE          SOLE        SOLE
Polaris Industries               COMMON STOCK     731068102            288,338       5,636         SOLE          SOLE        SOLE
Oracle Corp.                     COMMON STOCK     68389X105            278,182      10,820         SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                          276,318       3,190         SOLE          SOLE        SOLE
EnCana Corp                      COMMON STOCK                          274,988       8,862         SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                          265,170       3,918         SOLE          SOLE        SOLE
Archer Daniels Midland           COMMON STOCK                          260,534       9,015         SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK     194162103            251,261       2,947         SOLE          SOLE        SOLE
General Dynamics Corp            COMMON STOCK                          240,864       3,120         SOLE          SOLE        SOLE
UnitedHealth Group               COMMON STOCK     910581107            238,981       7,315         SOLE          SOLE        SOLE
Royal Bank of Canada             COMMON STOCK                          236,084       4,046         SOLE          SOLE        SOLE
Russell MidCap                   COMMON STOCK                          224,285       2,513         SOLE          SOLE        SOLE
Potash Corp Sask Inc             COMMON STOCK     73755L107            220,798       1,850         SOLE          SOLE        SOLE
Berkshire Hathaway Cl B          COMMON STOCK                          203,175       2,500         SOLE          SOLE        SOLE
Wisdom Tree DEFA Equ Inc  ETF    COMMON STOCK                          202,022       4,840         SOLE          SOLE        SOLE
Deere & Company                  COMMON STOCK     244199105            201,450       3,388         SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK     13817101             200,784      14,100         SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                           99,975      12,900         SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                           56,236     317,000         SOLE          SOLE        SOLE
Pop N Go Inc                     COMMON STOCK     732816103                 49      12,800         SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                               25      50,000         SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                               16      16,000         SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                0      40,000         SOLE          SOLE        SOLE